UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2012
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):	[ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
	Name:		Harbour Investment Management, L.L.C.
	Address:	110 James Street - Suite 111
			Edmonds, WA 98020

	13F File Number:028-10605

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erika L. Hill, CFA
Title:		Chief Compliance Officer
Phone:		425-742-1557
Signature,		Place,		and Date of Signing:
Erika L. Hill		Edmonds, WA	Aug 9, 2012
Report Type (Check only one):
				[X] 13F Holdings Report
				[ ] 13F Notice
				[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		75
Form 13F Information Table Value Total:		118940 (X$1000)

List of Other Included Managers:		NONE

FORM 13F INFORMATION TABLE

NAME OF			TITLE		CUSIP		VALUE	SHRS/	SH/  	PUT/	INVST	OTHER	VOTE AUTHORITY
ISSUER			OF CLASS			(X$1000)PRN AMT	PRN	CALL	DSCRTN	MNGRS	SOLE	SHRD	NONE

3M CO			COM		88579Y101	2395	26725	SH		SOLE		25450		1275
ABB Ltd			SPONS ADR	000375204	897	54950	SH		SOLE		52550		2400
Abbott Laboratories	COM		002824100	2433	37741	SH		SOLE		35691		2050
Air Products & Chem	COM		009158106	1005	12455	SH		SOLE		11930		525
Allergan Inc		COM		018490102	1215	13130	SH		SOLE		12430		700
AT&T			COM		00206R102	248	6960	SH		SOLE		6960
Automatic Data		COM		053015103	2702	48545	SH		SOLE		45545		3000
Becton, Dickinson	COM		075887109	1063	14220	SH		SOLE		13570		650
Berkshire Hathaway B	COM		084670207	2883	34595	SH		SOLE		32845		1750
Blackrock Inc		COM		09247X101	878	5170	SH		SOLE		4985		185
Boeing Company		COM		097023105	318	4284	SH		SOLE		4284
Canon Inc		COM		138006309	1934	48415	SH		SOLE		45965		2450
Cenovus Energy Inc	COM		15135U109	885	27830	SH		SOLE		26375		1455
Chevron	Corp		COM		166764100	760	7207	SH		SOLE		6907		300
Cisco Systems		COM		17275r102	1354	78857	SH		SOLE		75197		3660
Coca Cola		COM		191216100	3274	41875	SH		SOLE		39675		2200
Colgate-Palmolive	COM		194162103	857	8230	SH		SOLE		7850		380
ConocoPhillips		COM		20825c104	1255	22460	SH		SOLE		20980		1480
Consolidated Edison	COM		209115104	3043	48930	SH		SOLE		46230		2700
Costco Wholesale	COM		22160k105	3496	36795	SH		SOLE		34645		2150
Daktronics Inc		COM		234264109	271	39200	SH		SOLE		38500		700
Danaher Inc		COM		235851102	377	7240	SH		SOLE		7240
EMC Corp		COM		268648102	2233	87110	SH		SOLE		82810		4300
Emerson Electric	COM		291011104	1596	34265	SH		SOLE		32555		1710
Encana Corp		COM		292505104	599	28735	SH		SOLE		27205		1530
Expeditors Intl Wash	COM		302130109	931	24020	SH		SOLE		22730		1290
Exxon Mobil		COM		30231g102	2414	28215	SH		SOLE		26665		1550
General Electric	COM		369604103	1571	75386	SH		SOLE		69546		5840
GlaxoSmithKline PLC	SPONS ADR	37733w105	2057	45145	SH		SOLE		42165		2980
Harris Corp		COM		413875105	641	15310	SH		SOLE		14620		690
Heinz H J Co		COM		423074103	1079	19845	SH		SOLE		18995		850
Hewlett-Packard		COM		428236103	817	40603	SH		SOLE		38053		2550
Intel Corp		COM		458140100	2909	109165	SH		SOLE		103465		5700
IShares Inc		MSCI AUSTRALIA	464286103	768	35125	SH		SOLE		33825		1300
IShares Inc		MSCI CDA INDEX	464286509	1091	42205	SH		SOLE		40630		1575
IShares Inc		MSCI GERMAN	464286806	762	38475	SH		SOLE		35825		2650
IShares Inc		MSCI JAPAN	464286848	1611	171200	SH		SOLE		163700		7500
IShares Inc		MSCI SWITZERLD	464286749	1857	81050	SH		SOLE		76950		4100
IShares Tr		NASDQ BIO INDX	464287556	2273	17490	SH		SOLE		16240		1250
Johnson & Johnson	COM		478160104	2882	42658	SH		SOLE		40473		2185
Kimberly Clark		COM		494368103	2450	29250	SH		SOLE		27300		1950
Mattel			COM		577081102	409	12595	SH		SOLE		11970		625
Medtronic Inc		COM		585055106	922	23818	SH		SOLE		22568		1250
Microsoft		COM		594918104	4068	132989	SH		SOLE		121799		11190
NextEra Energy		COM		65339F101	1233	17915	SH		SOLE		17215		700
Norfolk Southern Corp	COM		655844108	1623	22615	SH		SOLE		20965		1650
Novo-Nordisk A S	ADR		670100205	2815	19370	SH		SOLE		18120		1250
Occidental Pete		COM		674599105	1146	13360	SH		SOLE		12810		550
Paccar			COM		693718108	2744	70012	SH		SOLE		65794		4218
Pepsico			COM		713448108	2706	38298	SH		SOLE		36698		1600
Pfizer			COM		717081103	284	12364	SH		SOLE		12364
Phillips 66		COM		718546104	790	23756	SH		SOLE		22456		1300
Plum Creek Timber	COM		729251108	1350	34011	SH		SOLE		31911		2100
Procter & Gamble	COM		742718109	2221	36258	SH		SOLE		34621		1637
RBC Bearings Inc	COM		75524B104	1586	33525	SH		SOLE		32250		1275
Royal Dutch Shell PLC	SPONS ADR A	780259206	1739	25785	SH		SOLE		24785		1000
SAP AG			SPONS ADR	803054204	1172	19750	SH		SOLE		19150		600
Schlumberger Ltd	COM		806857108	1229	18935	SH		SOLE		17735		1200
Select Sector SPDR TR	SBI MATERIALS	81369Y100	1575	44640	SH		SOLE		43365		1275
Snap On Inc		COM		833034101	1718	27600	SH		SOLE		26300		1300
Southern Co		COM		842587107	2089	45125	SH		SOLE		42925		2200
SPDR Gold Trust		GOLD SHS	78463V107	543	3500	SH		SOLE		3500
Starbucks Corp		COM		855244109	3773	70758	SH		SOLE		67588		3170
Statoil ASA		SPONS ADR	85771P102	492	20620	SH		SOLE		19020		1600
Steinway Musical Ins	COM		858495104	756	30850	SH		SOLE		29550		1300
Stryker Corp		COM		863667101	1438	26091	SH		SOLE		24631		1460
Total S A		SPONS ADR	89151E109	1005	22350	SH		SOLE		21395		955
United Parcel Svc	COM		911312106	2462	31255	SH		SOLE		30030		1225
United Technologies	COM		913017109	1916	25370	SH		SOLE		23870		1500
Walgreen Company	COM		931422109	2343	79195	SH		SOLE		75670		3525
Walt Disney Co		COM		254687106	3327	68600	SH		SOLE		65800		2800
Washington Bkg Co	COM		937303105	239	17182	SH		SOLE		17182
Washington Federal	COM		938824109	1297	76782	SH		SOLE		70822		5960
Waste Mgmt Inc		COM		94106L109	1087	32535	SH		SOLE		30860		1675
Wells Fargo & Co	COM		949746101	762	22795	SH		SOLE		21970		825